Fair Value, Level 3 Inputs (Details) - Level 3 - Discounted cash flows $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Office
Financial assets:
Impaired loans	$ 788
Discount rate (as a percent)	11.00%
Capitalization rate (as a percent)	9.00%
Revenue growth rate (as a percent)	2.50%
Land
Financial assets:
Impaired loans	$ 70,928
Discount rate (as a percent)	15.00%
Capitalization rate (as a percent)	7.25%
Revenue growth rate (as a percent)	3.00%
Hotel Portfolio
Financial assets:
Impaired loans	$ 29,050
Discount rate (as a percent)	9.00%
Capitalization rate (as a percent)	7.00%
Revenue growth rate (as a percent)	3.30%
Non-financial assets:
Non-financial impaired loans	$ 11,458
Non-financial asset discount rate (as a percent)	11.75%
Non-financial asset capitalization rate (as a percent)	9.75%
Non-financial asset revenue growth rate (as a percent)	3.50%
Non-financial assets hold period	3 years
Commercial | Rate Lock Commitments
Financial assets:
Impaired loans	$ 276
Commercial | Rate Lock Commitments | Weighted average
Financial assets:
Discount rate (as a percent)	8.25%